Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments
Schedule of assets by reportable segment

ASSETS 12.31.2024	Electric Energy			SER (b)	Holding	Intersegment operations / Others (a)	Total
	GET	DIS	COM
TOTAL ASSETS	29,552,246	23,567,303	1,447,083	149,155	4,571,127	(1,902,758)	57,384,156
CURRENT ASSETS	4,796,497	6,769,769	916,049	48,889	3,486,544	(2,975,940)	13,041,808
NONCURRENT ASSETS	24,755,749	16,797,534	531,034	100,266	1,084,583	1,073,182	44,342,348
Long term assets	7,418,447	6,847,655	520,427	15,084	894,484	(380,976)	15,315,121
Investments	3,411,005	442	—	—	166,490	—	3,577,937
Property, plant and equipment	8,428,157	—	702	80,590	7,248	—	8,516,697
Intangible assets	5,365,916	9,788,358	5,731	901	8,546	1,454,158	16,623,610
Right-of-use asset	132,224	161,079	4,174	3,691	7,815	—	308,983
(a) Includes elimination amounts between segments and consolidation adjustments.
(b) Copel Serviços started operating activities as of June 2024, as disclosed in Note 31.1.

ASSETS 12.31.2023	Electric Energy			GAS	Holding and Services	Reclassi- fications (Note 37)	Intersegment operations (a)	Total
	GET	DIS	COM
TOTAL ASSETS	26,663,528	21,831,127	1,824,990	1,023,624	6,026,072	1,446,991	(2,997,258)	55,819,074
CURRENT ASSETS	3,841,190	5,153,666	1,074,359	240,017	4,994,382	276,597	(1,864,481)	13,715,730
NONCURRENT ASSETS	22,822,338	16,677,461	750,631	783,607	1,031,690	1,170,394	(1,132,777)	42,103,344
Long term assets	6,966,439	8,229,821	740,114	73,274	795,749	171,431	(633,391)	16,343,437
Investments	3,345,350	443	—	—	166,004	—	—	3,511,797
Property, plant and equipment	11,060,949	—	770	—	52,305	288,602	(577,205)	10,825,421
Intangible assets	1,341,216	8,317,327	5,784	699,697	7,247	699,725	99,093	11,170,089
Right-of-use asset	108,384	129,870	3,963	10,636	10,385	10,636	(21,274)	252,600
(a) Includes elimination amounts between segments and consolidation adjustments.

Schedule of statement of income by reportable segment

STATEMENT OF INCOME 12.31.2024	Energia Elétrica				GÁS	SER (a)	Holding	Reclassi- fications Note 37	Inter- segment operations	Total
	GET		DIS	COM
	GER	TRA
CONTINUING OPERATIONS
NET OPERATING REVENUE	3,477,696	1,144,481	17,030,454	3,568,463	562,129	6,333	—	(561,141)	(2,577,379)	22651036000
Net operating revenue - third-parties	1,473,628	708,119	16,992,784	3,470,172	13,618	6,333	—	(13,618)	—	22,651,036
Net operating revenue - between segments	2,004,068	436,362	37,670	98,291	548,511	—	—	(547,523)	(2,577,379)	—
OPERATING COSTS AND EXPENSES	(2,348,476)	(294,553)	(15,048,163)	(3,553,557)	(503,516)	(7,129)	(192,548)	502,579	2,577,373	(18,867,990)
Energy purchased for resale	(195,695)	—	(7,308,796)	(3,524,688)	—	—	—	—	2,104,284	(8,924,895)
Charges for use of the main transmission grid	(625,586)	—	(2,729,154)	—	—	—	—	17,586	471,664	(2,865,490)
Personnel and management	(218,436)	(141,042)	(636,853)	(14,462)	(33,621)	(264)	(73,864)	36,745	—	(1,081,797)
Pension and healthcare plans	(46,764)	(32,041)	(168,977)	(1,737)	(4,083)	(45)	(10,152)	4,447	—	(259,352)
Materials and supplies	(15,620)	(5,711)	(63,493)	(114)	(416)	(16)	(1,946)	434	—	(86,882)
Raw materials and supplies for generation	(1,880)	—	—	—	—	—	—	172	772	(936)
Natural gas and supplies for gas business	—	—	—	—	(397,554)	—	—	397,554	—	—
Third party services	(249,558)	(55,001)	(719,122)	(4,603)	(10,650)	(3,951)	(48,483)	14,134	2,926	(1,074,308)
Depreciation and amortization	(821,258)	(17,069)	(592,226)	(1,746)	(27,146)	(2,788)	(3,245)	—	—	(1,465,478)
Provision (reversal) for litigations	(24,462)	(9,334)	(168,067)	178	(32)	—	(20,735)	207	(6)	(222,251)
Impairment of assets	(24,165)	—	—	—	—		—	—	—	(24,165)
Other estimated losses, provisions and reversals	(13,172)	(9,007)	(75,402)	(958)	(7,509)	(147)	—	7,509	—	(98,686)
Construction cost	—	(95,610)	(2,427,298)	—	(13,618)	—	—	13,618	—	(2,522,908)
Other operating costs and expenses, net	(111,880)	70,262	(158,775)	(5,427)	(8,887)	82	(34,123)	10,173	(2,267)	(240,842)
EQUITY IN EARNINGS OF INVESTEES	14,431	262,463	—	—	—	—	4,308	—	0	281,202
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	1,143,651	1,112,391	1,982,291	14,906	58,613	(796)	(188,240)	(58,562)	(6)	4,064,248
Financial income	294,113	90,377	516,031	40,813	29,114	3,285	248,195	(30,182)	(6,967)	1,184,779
Financial expenses	(778,328)	(301,485)	(1,041,951)	(325)	(39,721)	(4,906)	(223,032)	40,988	6,967	(2,341,793)
OPERATING PROFIT (LOSS)	659,436	901,283	1,456,371	55,394	48,006	(2,417)	(163,077)	(47,756)	(6)	2,907,234
Income tax and social contribution	(197,338)	(97,961)	(322,349)	(11,310)	(17,301)	(1,935)	18,192	26,531	4,036	(599,435)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	462,098	803,322	1,134,022	44,084	30,705	(4,352)	(144,885)	(21,225)	4,030	2,307,799
Result of discontinued operations	12,004	—	—	—	—	—	458,342	21,225	—	491,571
NET INCOME (LOSS)	474,102	803,322	1,134,022	44,084	30,705	(4,352)	313,457	—	4,030	2,799,370
(a) Copel Serviços started operating activities as of June 2024, as disclosed in Note 31.1.

STATEMENT OF INCOME 12.31.2023	Electric Energy				GAS	Holding and Services	Reclassi- fications Note 37	Inter- segment operations	Total
	GET		DIS	COM
	GER	TRA
CONTINUING OPERATIONS
NET OPERATING REVENUES	4,179,457	1,096,351	15,085,707	4,056,904	978,581	—	(977,148)	(2,940,384)	21,479,468
Net operating revenue - third-parties	1,764,212	687,829	15,048,581	3,978,846	17,014	—	(17,014)	—	21,479,468
Net operating revenue - between segments	2,415,245	408,522	37,126	78,058	961,567	—	(960,134)	(2,940,384)	—
OPERATING COSTS AND EXPENSES	(2,372,792)	(474,506)	(13,983,117)	(3,948,286)	(814,455)	(218,272)	778,481	2,940,384	(18,092,563)
Energy purchased for resale	(214,198)	(14,741)	(6,074,752)	(3,908,484)	—	—	3,282	2,492,703	(7,716,190)
Charges for use of the main transmission grid	(658,229)	—	(2,715,273)	—	—	—	33,873	442,919	(2,896,710)
Personnel and management	(368,744)	(247,393)	(1,174,906)	(21,133)	(43,201)	(72,537)	49,582	—	(1,878,332)
Pension and healthcare plans	(49,626)	(33,003)	(167,533)	(1,877)	(6,222)	(8,853)	6,955	—	(260,159)
Materials and supplies	(20,937)	(5,583)	(74,501)	(77)	(1,574)	(1,609)	1,614	—	(102,667)
Raw materials and supplies for generation	(19,113)	—	—	—	—	—	158	1,301	(17,654)
Natural gas and supplies for gas business	—	—	—	—	(678,885)	—	678,885	—	—
Third party services	(242,712)	(50,019)	(643,999)	(3,389)	(13,861)	(68,186)	22,517	3,337	(996,312)
Depreciation and amortization	(843,480)	(16,207)	(521,301)	(2,003)	(41,148)	(4,700)	46,799	—	(1,382,040)
Provision (reversal) for litigations	(8,204)	(12,777)	(101,960)	(233)	(263)	(44,815)	10,584	—	(157,668)
Impairment of assets	285,825	—	—	—	—	—	(108,132)	—	177,693
Other estimated losses, provisions and reversals	(7,109)	(2,334)	(99,123)	(3,694)	(285)	—	285	—	(112,260)
Construction cost	—	(85,181)	(2,234,539)	—	(17,010)	—	17,010	—	(2,319,720)
Other operating costs and expenses, net	(226,265)	(7,268)	(175,230)	(7,396)	(12,006)	(17,572)	15,069	124	(430,544)
EQUITY IN EARNINGS OF INVESTEES	16,651	283,939	—	—	—	7,219	—	—	307,809
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	1,823,316	905,784	1,102,590	108,618	164,126	(211,053)	(198,667)	—	3,694,714
Financial income	333,990	66,922	479,944	38,577	36,559	182,829	(46,362)	(23,343)	1,069,116
Financial expenses	(791,547)	(344,524)	(955,046)	(717)	(48,316)	(203,206)	45,907	23,343	(2,274,106)
OPERATING PROFIT (LOSS)	1,365,759	628,182	627,488	146,478	152,369	(231,430)	(199,122)	—	2,489,724
Income tax and social contribution	(228,373)	1,779	(58,368)	(40,928)	(40,750)	4,962	7,621	—	(354,057)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	1,137,386	629,961	569,120	105,550	111,619	(226,468)	(191,501)	—	2,135,667
Result of discontinued operations	—	—	—	—	—	—	191,501	—	191,501
NET INCOME (LOSS)	1,137,386	629,961	569,120	105,550	111,619	(226,468)	—	—	2,327,168

STATEMENT OF INCOME 12.31.2022	Electric Energy				GAS	Holding and Services	Reclassi- fications Note 37	Inter- segment operations	Total
	GET		DIS	COM
	GER	TRA
CONTINUING OPERATIONS
NET OPERATING REVENUES	4,099,740	1,140,734	13,903,300	4,938,368	1,297,034	8,014	(1,392,380)	(3,459,469)	20,535,341
Net operating revenue - third-parties	1,369,563	781,448	13,866,122	4,608,702	1,293,872	8,014	(1,392,380)	—	20,535,341
Net operating revenue - between segments	2,730,177	359,286	37,178	329,666	3,162	—	—	(3,459,469)	—
OPERATING COSTS AND EXPENSES	(2,766,048)	(303,450)	(13,418,798)	(4,814,710)	(1,076,181)	(570,344)	1,424,916	3,459,469	(18,065,146)
Energy purchased for resale	(386,210)	—	(5,980,124)	(4,790,427)	—	—	—	3,059,851	(8,096,910)
Charges for use of the main transmission grid	(599,422)	—	(2,313,203)	—	—	—	32,530	392,098	(2,487,997)
Personnel and management	(207,684)	(123,528)	(599,121)	(12,712)	(42,166)	(41,651)	48,958	—	(977,904)
Pension and healthcare plans	(48,973)	(30,948)	(169,493)	(1,787)	(5,366)	(9,614)	5,984	—	(260,197)
Materials and supplies	(13,227)	(5,297)	(71,302)	(53)	(1,644)	(924)	1,906	—	(90,541)
Raw materials and supplies for generation	(123,279)	—	—	—	—	—	111,060	2,870	(9,349)
Natural gas and supplies for gas business	—	—	—	—	(939,516)	—	939,516	—	—
Third party services	(207,239)	(37,041)	(505,407)	(2,665)	(13,316)	(41,702)	46,192	6,627	(754,551)
Depreciation and amortization	(783,828)	(13,692)	(454,307)	(353)	(44,190)	(4,612)	67,885	—	(1,233,097)
Provision (reversal) for litigations	(17,503)	(951)	(162,414)	31	(24)	(445,741)	2,860	—	(623,742)
Impairment of assets	(82,758)	—	—	—	(1,629)	—	109,761	—	25,374
Other estimated losses, provisions and reversals	(992)	3,065	(119,481)	(1,755)	(1,064)	—	1,064	—	(119,163)
Construction cost	—	(89,166)	(2,048,022)	—	(12,024)	—	12,024	—	(2,137,188)
Provision for allocation of PIS and Cofins credits	—	—	(810,563)	—	—	—	—		(810,563)
Other operating costs and expenses, net	(294,933)	(5,892)	(185,361)	(4,989)	(15,242)	(26,100)	45,176	(1,977)	(489,318)
EQUITY IN EARNINGS OF INVESTEES	20,370	450,235	—	—	—	7,972	—	—	478,577
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	1,354,062	1,287,519	484,502	123,658	220,853	(554,358)	32,536	—	2,948,772
Financial income	210,356	58,514	593,726	32,667	56,730	87,621	(76,424)	(6,777)	956,413
Financial expenses	(669,382)	(272,287)	(752,097)	(291)	(28,290)	(271,934)	36,577	6,777	(1,950,927)
Update of provision for allocation of PIS and Cofins credits	—	—	(1,011,370)	—	—	—	—	—	(1,011,370)
OPERATING PROFIT (LOSS)	895,036	1,073,746	(685,239)	156,034	249,293	(738,671)	(7,311)	—	942,888
Income tax and social contribution	(241,816)	(56,354)	455,465	(47,659)	(70,092)	159,578	81,977	—	281,099
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	653,220	1,017,392	(229,774)	108,375	179,201	(579,093)	74,666	—	1,223,987
Result of discontinued operations	—	—	—	—	—	—	(74,666)	—	(74,666)
NET INCOME (LOSS)	653,220	1,017,392	(229,774)	108,375	179,201	(579,093)	—	—	1,149,321

Schedule of additions to noncurrent assets by reportable segment

12.31.2024	Electric Energy			SER (a)	Holding	Total
	GET	DIS	COM
Contract assets	—	2,196,348	—	—	—	2,196,348
Property, plant and equipment	105,087	—	18	39,075	17	144,197
Intangible assets	4,299,529	—	1,319	261	2,378	4,303,487
Right-of-use asset	47,266	127,968	564	150	1,988	177,936
(a) Copel Serviços started operating activities as of June 2024, as disclosed in Note 31.1.

12.31.2023	Electric Energy			GAS	Holding and Services	Total
	GET	DIS	COM
Contract assets	—	1,966,034	—	25,510	—	1,991,544
Property, plant and equipment	410,673	—	303	—	44,066	455,042
Intangible assets	10,280	—	1,280	—	1,828	13,388
Right-of-use asset	41,314	34,958	444	(1,363)	7,533	82,886